BALANCE SHEET COMPONENTS - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 37,063	$ 83,350
Work-in-process	80,219	76,718
Finished goods	191,666	143,162
Inventories	$ 308,948	$ 303,230